Prepaid Expenses and Deposits (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Deposits
Prepaid expenses and deposits	$ 920,189	$ 1,469,733
Raw materials	193,074	1,073,823
Prepaid insurance	260,943	56,335
Security deposits	55,116
Other prepaids	$ 411,056	$ 339,575